Financial Risk Management - Summary of Credit Quality of Loans (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		₩ 451,069,142	₩ 437,749,188
Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	450,268,092	437,199,916
Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	238,225,832	226,152,423
Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	148,983,902	140,700,414
Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	76,280,162	74,242,944
Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	7,520,597	7,290,675
Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,971,949	1,527,717
Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,469,222	2,390,673
Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	189,692,289	188,437,900
Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	169,739,404	168,376,863
Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	10,827,772	11,980,247
Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	6,582,525	5,823,537
Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	659,172	654,342
Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,883,416	1,602,911
Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	22,349,971	22,609,593
Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	11,030,069	12,863,150
Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	6,791,588	5,605,157
Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,061,814	3,067,507
Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	438,910	304,963
Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,027,590	768,816
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		801,050	549,272
Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		801,050	549,272
Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		762,041	489,445
Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		39,009	59,827
Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		409,084,452	399,620,762
12-month expected credit losses | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	408,283,402	399,071,490
12-month expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	212,041,533	205,109,794
12-month expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	142,216,615	134,819,382
12-month expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	65,606,587	65,653,118
12-month expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,547,489	4,054,714
12-month expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	654,654	570,671
12-month expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	16,188	11,909
12-month expected credit losses | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	177,955,416	176,879,216
12-month expected credit losses | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	165,579,777	164,125,295
12-month expected credit losses | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	7,133,302	8,100,613
12-month expected credit losses | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,941,476	4,320,640
12-month expected credit losses | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	258,300	306,655
12-month expected credit losses | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	42,561	26,013
12-month expected credit losses | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	18,286,453	17,082,480
12-month expected credit losses | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	10,776,164	11,547,014
12-month expected credit losses | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,854,931	4,390,211
12-month expected credit losses | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,645,099	1,142,362
12-month expected credit losses | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	7,827	2,227
12-month expected credit losses | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,432	666
12-month expected credit losses | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		801,050	549,272
12-month expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		801,050	549,272
12-month expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		762,041	489,445
12-month expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		39,009	59,827
12-month expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		37,076,587	34,580,502
Non-impaired | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	37,076,587	34,580,502
Non-impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	23,229,849	19,026,079
Non-impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	6,765,165	5,877,660
Non-impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	10,632,633	8,585,346
Non-impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,964,877	3,221,267
Non-impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,285,650	922,748
Non-impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	581,524	419,058
Non-impaired | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	10,578,939	10,622,411
Non-impaired | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,147,682	4,240,281
Non-impaired | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,664,451	3,846,756
Non-impaired | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,614,245	1,477,297
Non-impaired | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	375,964	315,357
Non-impaired | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	776,597	742,720
Non-impaired | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,267,799	4,932,012
Non-impaired | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	253,905	1,316,136
Non-impaired | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	936,657	1,214,946
Non-impaired | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,416,715	1,925,145
Non-impaired | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	431,083	302,736
Non-impaired | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	229,439	173,049
Non-impaired | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		4,908,103	3,547,924
Impaired | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,908,103	3,547,924
Impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,954,450	2,016,550
Impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,122	3,372
Impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	40,942	4,480
Impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	8,231	14,694
Impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	31,645	34,298
Impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,871,510	1,959,706
Impaired | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,157,934	936,273
Impaired | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	11,945	11,287
Impaired | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	30,019	32,878
Impaired | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	26,804	25,600
Impaired | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	24,908	32,330
Impaired | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,064,258	834,178
Impaired | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	795,719	595,101
Impaired | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	795,719	595,101
Impaired | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		₩ 0	₩ 0

[1]	Before netting of allowance